UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INVESTMENT TRUST   BALANCED STRATEGY FUND - ANNUAL REPORT FOR PERIOD ENDING
MAY 31, 2004

[LOGO OF USAA]
   USAA(R)

                   USAA BALANCED
                              STRATEGY Fund

                              [GRAPHIC OF USAA BALANCED STRATEGY FUND]

            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
           MAY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                   5

FINANCIAL INFORMATION

    Distributions to Shareholders                                           14

    Report of Independent Registered Public Accounting Firm                 15

    Portfolio of Investments                                                16

    Notes to Portfolio of Investments                                       32

    Financial Statements                                                    36

    Notes to Financial Statements                                           39

DIRECTORS' AND OFFICERS' INFORMATION                                        52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                       FIRST-QUARTER EARNINGS WERE STRONG . . .
[PHOTO OF CHRISTOPHER W. CLAUS]            SECOND-QUARTER EARNINGS SHOULD
                                                CONTINUE TO IMPRESS.

                                                         "
--------------------------------------------------------------------------------

                 As I write to you in early June, the U.S. economy continues to improve. The country has seen job growth for nine consecutive months, including 248,000 new jobs created in May. The gross domestic product (GDP) is also growing at a healthy pace - up 3.9% during the first quarter - and I expect the economy to be reasonably strong throughout 2004. First-quarter earnings were strong, exceeding expectations by a record number. Second-quarter earnings should continue to impress.

                 Despite the good news, the financial markets have been volatile and nervous. The primary concerns are the price of oil, Iraq, the pending presidential election, inflation, and rising interest rates. In the case of oil, demand is outstripping supply, with buyers now paying a "terrorist premium." A disruption in oil production would make oil prices spike, and if oil costs more than $40 a barrel, the price increase could wipe out about one-half percent of world GDP.

                 Iraq is likely to remain a difficult situation for years to come as democracy in the Middle East strives to take root. And while markets tend to perform fairly well during presidential elections - perhaps an expression of voters' optimism - no one knows quite what to expect this time around. On the inflation front, our expectation is that inflation will remain moderate and under control, even though the price of oil and some foods may rise. The Federal Reserve Board (the Fed) is expected to raise short-term interest rates, but we believe any rate increases in the near future

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 will occur at a "measured pace." If inflation does rise above the level expected, the Fed is likely to move more quickly and aggressively in an effort to combat long-term inflation.

                 Going forward, we expect stock prices to end the year higher than they are now. Short-term interest rates should rise, making money market funds a more attractive choice for people holding cash. Longer-term investors will feel the initial pinch of rate increases, but should be rewarded in time with the potential for higher yields and the compounding of interest payments.

                 Regardless of what occurs in the coming months, we remain committed to helping you achieve your investment goals. Our market-tested portfolio management team will continue to provide you with a range of resources, including quality service and no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans.

                 On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA BALANCED STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other.

--------------------------------------------------------------------------------
                                           5/31/04                5/31/03
--------------------------------------------------------------------------------
Net Assets                             $523.0 Million         $350.8 Million
Net Asset Value Per Share                  $14.70                 $13.35


                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/04

--------------------------------------------------------------------------------
1 YEAR                   5 YEARS                   SINCE INCEPTION ON 9/1/95
--------------------------------------------------------------------------------
11.82%                    5.25%                             8.61%


                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW


--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      USAA BALANCED        LIPPER BALANCED       LIPPER BALANCED       LEHMAN BROTHERS U.S.
               RUSSELL 3000 INDEX     STRATEGY FUND          FUNDS INDEX          FUNDS AVERAGE        AGGREGATE BOND INDEX
               ------------------     -------------        ---------------       ---------------       --------------------
09/01/95          $ 10,000.00          $ 10,000.00         $ 10,000.00           $ 10,000.00             $ 10,000.00
09/30/95            10,387.49            10,040.00           10,238.83             10,231.26               10,097.29
10/31/95            10,297.79             9,870.00           10,212.88             10,217.30               10,228.60
11/30/95            10,754.50            10,060.00           10,530.28             10,535.07               10,381.87
12/31/95            10,930.17            10,324.29           10,696.02             10,687.51               10,527.57
01/31/96            11,247.42            10,334.38           10,889.09             10,889.70               10,597.48
02/29/96            11,413.33            10,304.13           10,894.34             10,916.75               10,413.27
03/31/96            11,528.06            10,515.68           10,935.43             10,950.28               10,340.89
04/30/96            11,746.65            10,586.67           11,007.82             11,048.16               10,282.73
05/31/96            12,047.26            10,637.37           11,120.63             11,191.41               10,261.85
06/30/96            12,008.36            10,648.38           11,157.30             11,207.36               10,399.66
07/31/96            11,379.75            10,300.92           10,870.17             10,893.33               10,428.12
08/31/96            11,724.97            10,546.18           11,041.82             11,087.53               10,410.64
09/30/96            12,363.10            10,975.62           11,451.38             11,509.92               10,592.07
10/31/96            12,589.10            11,233.02           11,693.67             11,730.48               10,826.70
11/30/96            13,477.10            11,734.44           12,238.63             12,264.32               11,012.14
12/31/96            13,314.78            11,713.31           12,092.06             12,131.39               10,909.75
01/31/97            14,051.60            12,004.58           12,465.99             12,499.67               10,943.16
02/28/97            14,066.96            12,077.40           12,512.26             12,508.78               10,970.38
03/31/97            13,430.42            11,868.62           12,148.59             12,137.66               10,848.81
04/30/97            14,091.98            12,120.03           12,513.80             12,498.66               11,011.21
05/31/97            15,054.44            12,685.70           13,026.25             13,050.12               11,115.31
06/30/97            15,680.29            13,031.61           13,458.04             13,449.68               11,247.24
07/31/97            16,909.54            13,705.37           14,224.61             14,230.04               11,550.54
08/31/97            16,223.71            13,417.40           13,773.71             13,837.74               11,452.02
09/30/97            17,143.65            13,854.99           14,322.73             14,385.35               11,620.91
10/31/97            16,567.81            13,575.74           14,061.93             14,151.29               11,789.50
11/30/97            17,202.16            13,822.77           14,320.23             14,396.15               11,843.79
12/31/97            17,546.73            13,944.80           14,546.47             14,610.14               11,963.04
01/31/98            17,637.67            13,922.91           14,649.84             14,701.63               12,116.62
02/28/98            18,899.38            14,481.14           15,231.47             15,324.25               12,107.49
03/31/98            19,836.05            14,919.09           15,697.21             15,765.30               12,149.10
04/30/98            20,031.08            14,985.15           15,807.16             15,881.28               12,212.51
05/31/98            19,536.77            14,820.00           15,647.34             15,705.37               12,328.36
06/30/98            20,197.37            14,828.06           15,935.89             15,968.80               12,432.91
07/31/98            19,830.64            14,304.70           15,749.20             15,766.19               12,459.36
08/31/98            16,792.85            12,902.28           14,392.39             14,360.36               12,662.13
09/30/98            17,938.37            13,113.85           15,013.59             14,980.48               12,958.63
10/31/98            19,300.01            13,836.75           15,575.27             15,617.52               12,890.11
11/30/98            20,480.43            14,548.35           16,145.37             16,230.45               12,963.27
12/31/98            21,782.13            15,156.72           16,741.02             16,840.21               13,002.24
01/31/99            22,522.11            15,701.28           17,008.72             17,158.21               13,095.04
02/28/99            21,724.36            15,349.59           16,599.88             16,692.64               12,866.45
03/31/99            22,521.48            16,052.52           17,009.63             17,114.64               12,937.75
04/30/99            23,538.06            16,291.43           17,566.78             17,602.21               12,978.73
05/31/99            23,090.70            15,950.13           17,295.91             17,340.05               12,865.05
06/30/99            24,257.61            16,725.61           17,774.11             17,851.40               12,824.07
07/31/99            23,522.07            16,417.15           17,441.69             17,499.89               12,769.47
08/31/99            23,254.61            16,382.88           17,258.68             17,291.10               12,762.97
09/30/99            22,660.24            16,120.26           17,037.56             17,072.05               12,911.14
10/31/99            24,081.63            16,854.56           17,530.87             17,591.28               12,958.78
11/30/99            24,755.59            17,221.71           17,719.50             17,831.95               12,957.85
12/31/99            26,335.19            18,021.46           18,243.80             18,429.28               12,895.37
01/31/00            25,302.82            17,549.03           17,785.48             17,925.62               12,853.14
02/29/00            25,537.35            17,514.47           17,742.64             17,990.69               13,008.59
03/31/00            27,537.91            18,493.42           18,787.31             18,998.14               13,179.96
04/30/00            26,567.46            17,961.40           18,443.01             18,617.75               13,142.22
05/31/00            25,821.27            17,649.13           18,269.48             18,355.38               13,136.18
06/30/00            26,585.78            18,042.66           18,561.08             18,744.02               13,409.48
07/31/00            26,115.87            17,826.03           18,510.50             18,690.87               13,531.20
08/31/00            28,052.68            18,523.41           19,336.74             19,583.09               13,727.32
09/30/00            26,782.52            17,900.05           18,929.79             19,085.72               13,813.63
10/31/00            26,401.18            17,715.51           18,913.05             19,003.44               13,905.04
11/30/00            23,967.74            16,891.25           18,226.52             18,222.18               14,132.40
12/31/00            24,370.52            17,211.05           18,679.53             18,665.54               14,394.56
01/31/01            25,204.21            18,484.57           19,075.97             19,102.74               14,629.96
02/28/01            22,901.35            18,051.82           18,335.50             18,223.34               14,757.41
03/31/01            21,408.50            17,755.71           17,743.38             17,564.08               14,831.49
04/30/01            23,125.36            18,502.27           18,488.02             18,342.98               14,769.93
05/31/01            23,311.09            18,950.20           18,652.69             18,481.99               14,859.02
06/30/01            22,881.26            18,777.43           18,366.88             18,224.80               14,915.17
07/31/01            22,504.16            19,040.49           18,353.59             18,193.02               15,248.63
08/31/01            21,175.60            18,652.17           17,831.27             17,620.58               15,423.25
09/30/01            19,307.38            17,464.73           16,974.37             16,657.33               15,602.97
10/31/01            19,756.59            17,817.56           17,258.46             17,013.28               15,929.47
11/30/01            21,278.30            18,876.02           17,945.58             17,722.40               15,709.85
12/31/01            21,578.22            19,097.83           18,075.00             17,829.69               15,610.09
01/31/02            21,307.64            18,925.42           17,916.47             17,645.24               15,736.45
02/28/02            20,871.92            18,567.34           17,794.73             17,459.74               15,888.95
03/31/02            21,787.05            19,098.35           18,183.81             17,837.77               15,624.62
04/30/02            20,644.01            18,791.60           17,747.44             17,405.22               15,927.62
05/31/02            20,404.83            18,938.31           17,739.16             17,325.59               16,062.95
06/30/02            18,936.00            17,872.18           16,982.39             16,530.57               16,201.84
07/31/02            17,430.53            16,999.38           16,111.99             15,729.06               16,397.34
08/31/02            17,512.87            17,173.94           16,277.29             15,888.83               16,674.20
09/30/02            15,672.78            16,406.97           15,305.47             14,948.96               16,944.24
10/31/02            16,920.75            16,947.12           15,943.47             15,528.25               16,867.06
11/30/02            17,944.65            17,689.82           16,590.27             16,104.16               16,862.58
12/31/02            16,930.14            17,167.90           16,143.07             15,655.21               17,210.89
01/31/03            16,515.88            16,852.01           15,901.25             15,422.11               17,225.58
02/28/03            16,244.16            16,783.34           15,782.00             15,315.46               17,463.93
03/31/03            16,414.98            16,837.28           15,846.41             15,381.72               17,450.47
04/30/03            17,755.40            17,651.54           16,703.95             16,196.34               17,594.46
05/31/03            18,827.19            18,424.40           17,442.75             16,928.95               17,922.51
06/30/03            19,081.26            18,636.35           17,575.01             17,054.68               17,886.94
07/31/03            19,518.98            18,733.41           17,615.74             17,073.13               17,285.59
08/31/03            19,951.53            18,996.87           17,913.13             17,363.39               17,400.36
09/30/03            19,734.92            18,987.33           17,935.86             17,359.87               17,860.96
10/31/03            20,929.26            19,725.10           18,527.60             17,918.17               17,694.38
11/30/03            21,217.54            19,933.91           18,691.64             18,089.47               17,736.76
12/31/03            22,188.03            20,496.24           19,361.38             18,701.96               17,917.25
01/31/04            22,650.89            20,719.78           19,650.48             18,957.54               18,061.40
02/29/04            22,956.03            20,999.21           19,918.30             19,200.95               18,256.90
03/31/04            22,683.54            20,840.25           19,823.28             19,105.16               18,393.63
04/30/04            22,214.53            20,461.84           19,406.69             18,671.91               17,915.09
05/31/04            22,537.38            20,601.99           19,492.37             18,766.37               17,843.32

                                   [END CHART]

                      DATA SINCE INCEPTION ON 9/01/95 THROUGH 5/31/04.

                 THE PERFORMANCE OF THE LIPPER BALANCED FUNDS AVERAGE AND INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, AND THE RUSSELL 3000 INDEX IS CALCULATED FROM THE END OF THE MONTH OF AUGUST 31, 1995, WHILE THE FUND'S INCEPTION DATE IS SEPTEMBER 1, 1995. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Balanced Strategy Fund to the following benchmarks:

                 o The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

                 o The Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

                 o The Lipper Balanced Funds Average, an average of all balanced funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MATTHEW E. MEGARGEL, CFA                   MARGARET "DIDI" WEINBLATT, Ph.D., CFA
   Wellington Management Company, LLP         USAA Investment Management Company
   (Stocks)                                   (Bonds)

                                           ARNOLD J. ESPE, CFA
                                              USAA Investment Management Company
                                              (Bonds)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Balanced Strategy Fund had a total return of 11.82% for the year ended May 31, 2004. This compares to a 10.91% return for the Lipper Balanced Funds Average, an 11.75% return for the Lipper Balanced Funds Index, a 19.71% return for the Russell 3000 Index, and a negative 0.44% return for the Lehman Brothers U.S. Aggregate Bond Index for the period.

                                             * * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING(TM) OF 5 STARS IN THE MODERATE ALLOCATION FUNDS CATEGORY
                    (632 FUNDS IN CATEGORY) AS OF MAY 31, 2004. THE OVERALL
                    MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                  AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the moderate allocation funds, the USAA Balanced Strategy Fund received a Morningstar Rating of 4 stars for the three-year period among 632 funds and 5 stars for the five-year period among 493 funds through May 31, 2004. Ratings are based on risk-adjusted returns.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATINGTM BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                [LOGO OF LIPPER LEADER]
                                -----------------------
                                     TOTAL RETURN
                                -----------------------

                 The Fund is listed as a Lipper Leader for Total Return of 442 funds within the Lipper Balanced Funds category for the overall period ending May 31, 2004. The Fund received a Lipper Leader rating for Total Return among 442 funds and 369 funds for the three- and five-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

HOW WERE THE FUND'S ASSETS ALLOCATED BETWEEN STOCKS AND BONDS?

                 The Fund began the reporting year with 60% of net assets in stocks and 40% in bonds and money market instruments. We did not make any allocation shifts, but as a result of market movements, the Fund ended the period with 65% of net assets in stocks and 35% in bonds and money market instruments. We allowed the market to take the portfolio to an overweight position in stocks because we believed, and continue to believe, that stocks are in a bull market, and we want to take advantage of this.

WHAT FACTORS LED TO THE SOLID PERFORMANCE OF THE EQUITY PORTION OF THE FUND?

                 The equity portion's good relative and absolute performance were driven primarily by strong stock selection in information technology, the financial sector, and health care. In the

                 LIPPER RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 November 2003 semiannual report, we discussed our plans to increase the Fund's exposure to the more cyclical sectors to benefit from an improving economy. This approach paid off because we had overweight positions, relative to the Russell 3000 Index, in information technology, industrials, and materials -- three of the best performing sectors in the Russell 3000 Index. In terms of individual stocks, Intel Corp., Cisco Systems, Inc., and American International Group, Inc.
                 (AIG) were the biggest contributors to absolute performance. Offsetting these positive results was somewhat weaker stock selection in the industrials and energy sectors. Wyeth, the pharmaceutical company, was the largest single detractor from absolute returns because it was hit by litigation related to its diet drug. However, the Fund continued to own Wyeth at the end of the period based on the strength of its current product line.

HOW WAS THE EQUITY PORTION POSITIONED AT THE END OF THE REPORTING PERIOD?

                 The equity portion continues to have a cyclical bias, with ongoing overweight positions, relative to the Russell 3000 Index, in industrials and technology. We added to our position in energy, because data continued to support higher average commodity prices due to high demand and relatively tight supply conditions over the long term. We had underweight positions in the less cyclical sectors of telecommunications services and utilities, and financials. Due to recent jobs data, we remain optimistic about the economy's moving to a more durable recovery, although we expect the actual rate of growth to decelerate in the second half of 2004. This transition may favor a gradual unwinding of our cyclical posture later in the year in favor of more stable areas of the equity market.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-31.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT ABOUT THE BOND PORTION OF THE FUND?

                 Over the 12-month period, rising interest rates eroded bond prices, but income from the Fund's bonds largely compensated for the fall in price. The reporting period began with economic growth muted and the federal funds rate at 45-year lows. In June 2003, longer-term rates bottomed at levels not seen since Dwight Eisenhower was president. Over the next 11 months, yields moved higher as the bond market began to price in an improving economy and future tightening by the Federal Reserve Board (the Fed). Over the course of the reporting year, yields on three- and five-year Treasuries rose 1.5% and yields on 10-year Treasuries rose 1.28%.

------------------------------------------------------
               HISTORICAL YIELD CURVE*
------------------------------------------------------
          [CHART OF HISTORICAL YIELD CURVE*]


                    5/30/03      5/28/04      CHANGE
                    -------      -------      -------
3 MONTH              1.098        1.060       -0.0379
6 MONTH              1.083        1.378        0.2946
 2 YEAR              1.322        2.532        1.2106
 3 YEAR              1.565        3.063        1.4985
 5 YEAR              2.289        3.791        1.5017
10 YEAR              3.370        4.647        1.2770
30 YEAR              4.376        5.345        0.9683
-------------------------------------------------------
                    [END OF CHART]


       *YIELD OF TREASURY BILLS, NOTES, AND BONDS. SOURCE: BLOOMBERG L.P.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?

                 With interest rates so low, we kept the Fund's interest-rate sensitivity lower than that of the market. This was helpful because bond prices fall when interest rates rise. Our overweight allocation to corporate bonds was also beneficial because they posted excellent returns relative to Treasury bonds. Our investment in Treasury inflation-protected securities (TIPS) also performed well as inflation expectations rose.

WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?

                 We believe job growth and other economic indicators are pointing to a strong recovery. As expected, the Fed raised the federal funds rate at its end-of-June meeting, in what we suspect is the first of a series of rate hikes. However, the bond market has priced in several rate hikes already. With the impact of easy monetary (interest rate) and fiscal (tax rebates) policy now behind us, the question is whether the economic expansion has enough momentum to sustain itself, especially given the headwinds from higher long-term rates and high energy prices. With more attractive opportunities available than we have seen over the past two years, we will look to make investments that increase the Fund's yield when we believe it's prudent to do so.

                 We thank you for the opportunity and privilege of serving you.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------------
                  TOP 5 EQUITY HOLDINGS
                    (% OF NET ASSETS)
---------------------------------------------------------

Microsoft Corp.                                      1.9%

Citigroup, Inc.                                      1.7%

Bank of America Corp.                                1.6%

Pfizer, Inc.                                         1.6%

General Electric Co.                                 1.4%
---------------------------------------------------------


---------------------------------------------------------
                   TOP 5 BOND HOLDINGS
                    (% OF NET ASSETS)
---------------------------------------------------------

U.S. Treasury Notes, 4.00%                           2.4%

U.S. Treasury Inflation-Indexed Note, 3.50%          1.1%

Fannie Mae Benchmark Note, 5.38%                     1.0%

U.S. Treasury Notes, 4.75%                           1.0%

Freddie Mac, Series 2427 VL, 6.50%                   0.8%
---------------------------------------------------------


                     ASSET ALLOCATION
                         5/31/04
               [PIE CHART OF ASSET ALLOCATION]


Stocks                                              64.6%
Bonds                                               32.6%
Money Market Instruments                             6.9%

                     [END CHART]


                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-31.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS (unaudited)

USAA BALANCED STRATEGY FUND

                 The following federal tax information related to the Fund's fiscal year ended May 31, 2004, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2005.

                 50.64% of ordinary income distributions qualifies for dividends-received deductions eligible to corporations.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
==========================------------------------------------------------------
                           Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

         USAA BALANCED STRATEGY FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Balanced Strategy Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.
                 Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Balanced Strategy Fund as of May 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 9, 2004

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              STOCKS (64.6%)

              ADVERTISING (0.7%)
   85,400     Lamar Advertising Co.*                                    $  3,490
                                                                        --------
              AEROSPACE & DEFENSE (2.1%)
   23,200     General Dynamics Corp.                                       2,218
   65,500     Precision Castparts Corp.                                    3,071
   65,900     Rockwell Collins, Inc.                                       1,980
   47,000     United Technologies Corp.                                    3,977
                                                                        --------
                                                                          11,246
                                                                        --------
              AIR FREIGHT & LOGISTICS (0.5%)
   38,900     FedEx Corp.                                                  2,862
                                                                        --------
              ALUMINUM (0.5%)
   81,000     Alcoa, Inc.                                                  2,535
                                                                        --------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.7%)
   15,500     Coach, Inc.*                                                   676
   32,100     Columbia Sportswear Co.*                                     1,737
   31,500     Liz Claiborne, Inc.                                          1,080
                                                                        --------
                                                                           3,493
                                                                        --------
              APPAREL RETAIL (1.0%)
   26,700     Chico's FAS, Inc.*                                           1,146
  111,400     Gap, Inc.                                                    2,690
   74,750     Pacific Sunwear of California, Inc.*                         1,626
                                                                        --------
                                                                           5,462
                                                                        --------
              APPLICATION SOFTWARE (0.2%)
   57,830     Cadence Design Systems, Inc.*                                  800
                                                                        --------
              ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
   67,500     Federated Investors, Inc. "B"                                2,010
   16,700     Legg Mason, Inc.                                             1,465
                                                                        --------
                                                                           3,475
                                                                        --------
              AUTO PARTS & EQUIPMENT (0.3%)
   23,000     Lear Corp.                                                   1,362
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              BIOTECHNOLOGY (0.5%)
   19,700     Albany Molecular Research, Inc.*                          $    249
   52,600     Genzyme Corp.*                                               2,292
                                                                        --------
                                                                           2,541
                                                                        --------
              CASINOS & GAMING (0.1%)
   15,900     International Game Technology, Inc.                            625
                                                                        --------
              COMMUNICATIONS EQUIPMENT (3.0%)
   77,300     Brocade Communications Systems, Inc.*                          463
  176,400     Cisco Systems, Inc.*                                         3,907
  316,700     Corning, Inc.*                                               3,924
  122,500     Motorola, Inc.                                               2,422
  179,300     Polycom, Inc.*                                               3,674
   67,200     Tekelec, Inc.*                                               1,117
                                                                        --------
                                                                          15,507
                                                                        --------
              COMPUTER HARDWARE (1.6%)
   67,000     Apple Computer, Inc.*                                        1,880
  103,500     Dell, Inc.*                                                  3,641
   31,100     IBM Corp.                                                    2,755
                                                                        --------
                                                                           8,276
                                                                        --------
              COMPUTER STORAGE & PERIPHERALS (0.1%)
   25,900     SanDisk Corp.*                                                 638
                                                                        --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   15,400     Caterpillar, Inc.                                            1,160
                                                                        --------
              CONSUMER FINANCE (0.3%)
   34,200     American Express Co.                                         1,734
                                                                        --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
   16,400     CheckFree Corp.*                                               503
   17,600     DST Systems, Inc.*                                             845
  109,700     First Data Corp.                                             4,749
   19,600     SunGard Data Systems, Inc.*                                    543
                                                                        --------
                                                                           6,640
                                                                        --------
              DISTILLERS & VINTNERS (0.1%)
   11,800     Constellation Brands, Inc. "A"*                                425
                                                                        --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              DIVERSIFIED BANKS (2.4%)
  107,900     Bank of America Corp.                                     $  8,970
   74,600     Bank One Corp.                                               3,614
                                                                        --------
                                                                          12,584
                                                                        --------
              DIVERSIFIED CHEMICALS (0.7%)
   89,100     Du Pont (E.I.) De Nemours & Co.                              3,849
                                                                        --------
              DIVERSIFIED COMMERCIAL SERVICES (1.4%)
  138,800     ARAMARK Corp. "B"                                            3,816
   53,100     ChoicePoint, Inc.*                                           2,296
   32,500     ITT Educational Services, Inc.*                              1,330
                                                                        --------
                                                                           7,442
                                                                        --------
              ELECTRIC UTILITIES (0.3%)
   44,200     Exelon Corp.                                                 1,472
                                                                        --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
   62,900     American Power Conversion Corp.                              1,139
                                                                        --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
   43,400     Cognex Corp.                                                 1,438
   20,300     Waters Corp.*                                                  936
                                                                        --------
                                                                           2,374
                                                                        --------
              EXCHANGE-TRADED FUNDS (1.9%)
   81,500     iShares Trust, Russell 2000 Growth Index Fund(h)             4,935
   47,600     MidCap SPDR Trust Series 1(h)                                5,191
                                                                        --------
                                                                          10,126
                                                                        --------
              HEALTH CARE EQUIPMENT (1.5%)
   46,700     Diagnostic Products Corp.                                    1,967
   11,300     Guidant Corp.                                                  614
   95,400     Medtronic, Inc.                                              4,570
   32,300     Viasys Healthcare, Inc.*                                       677
                                                                        --------
                                                                           7,828
                                                                        --------
              HEALTH CARE FACILITIES (0.5%)
   72,200     Odyssey Healthcare, Inc.*                                    1,224
   35,600     Triad Hospitals, Inc.*                                       1,259
                                                                        --------
                                                                           2,483
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.7%)
   11,800     Caremark Rx, Inc.*                                        $    368
   93,200     Medco Health Solutions, Inc.*                                3,265
                                                                        --------
                                                                           3,633
                                                                        --------
              HEALTH CARE SUPPLIES (0.7%)
   16,900     Cooper Companies, Inc.                                         933
   27,100     Edwards Lifesciences Corp.*                                    982
   34,400     Fisher Scientific International, Inc.*                       1,975
                                                                        --------
                                                                           3,890
                                                                        --------
              HOME IMPROVEMENT RETAIL (1.2%)
  115,100     Lowe's Companies, Inc.                                       6,166
                                                                        --------
              HOMEBUILDING (0.4%)
   71,350     D.R. Horton, Inc.                                            2,062
                                                                        --------
              HOUSEHOLD PRODUCTS (0.5%)
   26,400     Procter & Gamble Co.                                         2,847
                                                                        --------
              HYPERMARKETS & SUPER CENTERS (1.0%)
   93,300     Wal-Mart Stores, Inc.                                        5,200
                                                                        --------
              INDUSTRIAL CONGLOMERATES (3.0%)
   35,100     3M Co.                                                       2,968
  244,300     General Electric Co.                                         7,603
  165,900     Tyco International Ltd.                                      5,108
                                                                        --------
                                                                          15,679
                                                                        --------
              INSURANCE BROKERS (0.5%)
   74,800     Arthur J. Gallagher & Co.                                    2,382
                                                                        --------
              INTEGRATED OIL & GAS (2.0%)
   44,412     Chevron Texaco Corp.                                         4,015
  155,300     Exxon Mobil Corp.                                            6,717
                                                                        --------
                                                                          10,732
                                                                        --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
  164,500     Sprint Corp. - FON Group                                     2,922
                                                                        --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (0.2%)
   27,400     Yahoo!, Inc.*                                             $    840
                                                                        --------
              INVESTMENT BANKING & BROKERAGE (1.4%)
  172,900     E-Trade Group, Inc.*                                         1,973
   93,600     Merrill Lynch & Co., Inc.                                    5,316
                                                                        --------
                                                                           7,289
                                                                        --------
              MANAGED HEALTH CARE (0.8%)
   22,100     Anthem, Inc.*                                                1,956
   22,500     Coventry Health Care, Inc.*                                  1,037
   53,400     Health Net, Inc.*                                            1,255
                                                                        --------
                                                                           4,248
                                                                        --------
              METAL & GLASS CONTAINERS (1.1%)
  237,100     Pactiv Corp.*                                                5,591
                                                                        --------
              MOVIES & ENTERTAINMENT (1.4%)
  425,800     Time Warner, Inc.*                                           7,256
                                                                        --------
              MULTI-LINE INSURANCE (1.4%)
   99,000     American International Group, Inc.                           7,257
                                                                        --------
              OIL & GAS DRILLING (0.2%)
   47,400     Ensco International, Inc.                                    1,263
                                                                        --------
              OIL & GAS EQUIPMENT & SERVICES (0.7%)
   61,500     Schlumberger Ltd. (Netherlands)                              3,516
                                                                        --------
              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   73,500     Apache Corp.                                                 2,967
  163,500     Chesapeake Energy Corp.                                      2,158
                                                                        --------
                                                                           5,125
                                                                        --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
  226,439     Citigroup, Inc.                                             10,514
   60,300     Principal Financial Group, Inc.                              2,107
                                                                        --------
                                                                          12,621
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (0.3%)
   76,500     Hain Celestial Group, Inc.*                               $  1,354
                                                                        --------
              PAPER PACKAGING (0.4%)
  119,900     Smurfit-Stone Container Corp.*                               2,177
                                                                        --------
              PAPER PRODUCTS (0.5%)
   58,600     International Paper Co.                                      2,457
                                                                        --------
              PERSONAL PRODUCTS (0.8%)
  102,000     Gillette Co.                                                 4,395
                                                                        --------
              PHARMACEUTICALS (4.4%)
  105,000     Abbott Laboratories                                          4,327
   49,100     Biovail Corp. (Canada)*                                        863
   57,500     Eli Lilly & Co.                                              4,236
   73,100     King Pharmaceuticals, Inc.*                                    977
  250,600     Pfizer, Inc.                                                 8,856
  101,600     Wyeth                                                        3,657
                                                                        --------
                                                                          22,916
                                                                        --------
              PROPERTY & CASUALTY INSURANCE (1.1%)
   31,600     Ambac Financial Group, Inc.                                  2,185
   93,587     St. Paul Companies, Inc.                                     3,714
                                                                        --------
                                                                           5,899
                                                                        --------
              RAILROADS (1.1%)
   80,600     CSX Corp.                                                    2,547
  132,500     Norfolk Southern Corp.                                       3,211
                                                                        --------
                                                                           5,758
                                                                        --------
              RESTAURANTS (0.1%)
   26,700     Krispy Kreme Doughnuts, Inc.*(h)                               573
                                                                        --------
              SEMICONDUCTOR EQUIPMENT (1.4%)
  136,000     Applied Materials, Inc.*                                     2,714
   46,800     KLA-Tencor Corp.*                                            2,255
   30,900     Novellus Systems, Inc.*                                      1,029
   39,300     Varian Semiconductor Equipment Associates, Inc.*             1,445
                                                                        --------
                                                                           7,443
                                                                        --------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              SEMICONDUCTORS (2.2%)
   39,900     Fairchild Semiconductor International, Inc. "A"*          $    787
  156,800     Intel Corp.                                                  4,477
   90,200     International Rectifier Corp.*                               3,993
   81,400     Texas Instruments, Inc.                                      2,125
                                                                        --------
                                                                          11,382
                                                                        --------
              SOFT DRINKS (1.1%)
  107,000     PepsiCo, Inc.                                                5,711
                                                                        --------
              SPECIALTY STORES (1.9%)
   86,600     Michaels Stores, Inc.                                        4,525
   48,900     O'Reilly Automotive, Inc.*                                   2,197
  103,400     PETsMART, Inc.                                               3,215
                                                                        --------
                                                                           9,937
                                                                        --------
              SYSTEMS SOFTWARE (2.0%)
  404,000     Microsoft Corp.                                             10,645
                                                                        --------
              TECHNOLOGY DISTRIBUTORS (0.5%)
   23,200     CDW Corp.                                                    1,630
   71,100     Ingram Micro, Inc. "A"*                                      1,027
                                                                        --------
                                                                           2,657
                                                                        --------
              THRIFTS & MORTGAGE FINANCE (0.6%)
   50,749     Countrywide Financial Corp.                                  3,273
                                                                        --------
              TOBACCO (0.7%)
   74,300     Altria Group, Inc.                                           3,564
                                                                        --------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
   13,300     Fastenal Co.                                                   688
                                                                        --------
              TRUCKING (0.3%)
   46,900     Yellow Roadway Corp.*                                        1,675
                                                                        --------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
  136,100     Nextel Communications, Inc. "A"*                             3,148
                                                                        --------
              Total stocks (cost: $310,001)                              337,739
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              BONDS (32.6%)

              CORPORATE OBLIGATIONS (12.1%)

              AEROSPACE & DEFENSE (0.2%)
  $ 1,000     Boeing Capital Corp., Senior Notes                            5.40%         11/30/2009       $  1,028
                                                                                                           --------
              ALUMINUM (0.2%)
    1,000     Alcan, Inc., Notes(a)                                         1.52(d)       12/08/2005          1,003
                                                                                                           --------
              BREWERS (0.2%)
    1,000     Miller Brewing Co., Guaranteed Notes(a)                       4.25           8/15/2008            996
                                                                                                           --------
              BROADCASTING & CABLE TV (0.4%)
    1,000     Comcast Cable Communications, Inc.,
                Senior Notes                                                6.88           6/15/2009          1,093
    1,000     Cox Communications, Inc., Notes                               4.63           6/01/2013            923
                                                                                                           --------
                                                                                                              2,016
                                                                                                           --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    1,000     John Deere Capital Corp., MTN, Senior Notes                   1.56(d)        5/20/2005          1,002
                                                                                                           --------
              CONSUMER FINANCE (1.8%)
    2,500     American Express Credit Corp., Notes                          1.24(d)        9/19/2006          2,504
    1,000     American Honda Finance Corp., MTN(a)                          1.34(d)        5/11/2007            999
    1,000     Ford Motor Credit Corp., Global Notes                         7.60           8/01/2005          1,053
    1,000     General Motors Acceptance Corp., Notes                        2.40(d)       10/20/2005          1,008
    2,000     Household Finance Corp., Notes                                6.38          10/15/2011          2,144
    2,000     SLM Corp., Notes                                              5.38           1/15/2013          1,992
                                                                                                           --------
                                                                                                              9,700
                                                                                                           --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    1,000     Fiserv, Inc., Notes                                           4.00           4/15/2008            990
                                                                                                           --------
              DIVERSIFIED BANKS (0.6%)
    2,050     First Union Corp., Bond(c)                                    6.82           8/01/2026          2,412
    1,000     U.S. Central Credit Union, Senior Notes                       2.70           9/30/2009            978
                                                                                                           --------
                                                                                                              3,390
                                                                                                           --------

24

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.2%)
  $ 1,000     Glencore Funding LLC, Notes(a)                                6.00%          4/15/2014       $    917
                                                                                                           --------
              ELECTRIC UTILITIES (1.6%)
    2,000     El Paso Electric Co., First Mortgage Bond,
                Series E                                                    9.40           5/01/2011          2,290
                                                                                                           --------
    1,000     Entergy Mississippi, Inc.,
                First Mortgage Bonds                                        5.15           2/01/2013            974
    1,000     Northern States Power Co.,
                First Mortgage Bonds                                        2.88           8/01/2006            993
    1,000     Oglethorpe Power Corp., Secured Series
                Facility Bonds                                              6.97           6/30/2011          1,073
    1,000     Power Contract Financing, Senior Notes(a)                     6.26           2/01/2010          1,026
    1,000     PPL Capital Funding, Notes(a)                                 4.33           3/01/2009            969
      800     Teco Energy, Inc., Senior Notes                              10.50          12/01/2007            900
                                                                                                           --------
                                                                                                              8,225
                                                                                                           --------
              ENVIRONMENTAL SERVICES (0.4%)
    1,000     Waste Management, Inc., Senior Notes                          6.50          11/15/2008          1,081
    1,000     WMX Technologies, Inc., Senior Notes                          7.38           8/01/2010          1,124
                                                                                                           --------
                                                                                                              2,205
                                                                                                           --------
              FOOD RETAIL (0.2%)
    1,000     Safeway Inc., Notes                                           5.80           8/15/2012          1,007
                                                                                                           --------
              FOREST PRODUCTS (0.2%)
    1,000     Weyerhaeuser Co., Notes                                       6.75           3/15/2012          1,082
                                                                                                           --------
              GAS UTILITIES (1.1%)
    1,000     Entergy-Koch, LP, Senior Notes(a)                             3.65           8/20/2006            995
    1,000     Noram Energy Corp., Debentures                                6.50           2/01/2008          1,058
    1,000     Peoples Energy Corp., Notes                                   6.90           1/15/2011          1,093
    2,000     Texas Gas Transmission Corp., LLC, Notes                      4.60           6/01/2015          1,840
    1,000     Valero Logistics Operations, LP, Senior Notes                 6.05           3/15/2013          1,020
                                                                                                           --------
                                                                                                              6,006
                                                                                                           --------
              HEALTH CARE FACILITIES (0.2%)
    1,000     HCA, Inc., Notes                                              5.25          11/06/2008            985
                                                                                                           --------
              INTEGRATED OIL & GAS (0.2%)
    1,000     Occidental Petroleum Corp., Senior Notes                      5.88           1/15/2007          1,059
                                                                                                           --------

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                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  $ 1,000     Citizens Communications Co., Notes                            8.50%          5/15/2006       $  1,068
                                                                                                           --------
              INVESTMENT BANKING & BROKERAGE (0.2%)
    1,000     Morgan Stanley, Subordinated Notes                            4.75           4/01/2014            921
                                                                                                           --------
              METAL & GLASS CONTAINERS (0.2%)
    1,000     Pactiv Corp., Notes                                           7.20          12/15/2005          1,068
                                                                                                           --------
              MOVIES & ENTERTAINMENT (0.2%)
    1,000     AOL Time Warner, Notes                                        5.63           5/01/2005          1,030
                                                                                                           --------
              MULTI-LINE INSURANCE (0.2%)
    1,000     American General Finance Corp., Notes                         1.14(d)        3/29/2006          1,000
                                                                                                           --------
              MULTI-UTILITIES & UNREGULATED POWER (0.2%)
    1,000     Duke Capital Corp., Senior Notes                              5.50           3/01/2014            952
                                                                                                           --------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
    1,000     Halliburton Co., Senior Notes(a)                              1.92(d)        1/26/2007            999
                                                                                                           --------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    1,000     Devon Financing Corp., ULC, Notes                             6.88           9/30/2011          1,093
                                                                                                           --------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.2%)
    1,000     Magellan Midstream Partners LP, Notes                         6.45           6/01/2014          1,013
                                                                                                           --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    1,000     Textron Financial Corp., Notes                                2.75           6/01/2006            995
                                                                                                           --------
              PACKAGED FOODS & MEAT (0.2%)
    1,000     General Mills, Inc., Notes                                    2.63          10/24/2006            980
                                                                                                           --------
              PAPER PRODUCTS (0.2%)
    1,000     MeadWestVaco Corp., Notes                                     1.70(d)       12/01/2005          1,001
                                                                                                           --------

26

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                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (0.8%)
  $ 1,000     Istar Financial, Inc., Senior Notes(a)                        5.13%          4/01/2011       $    927
    1,000     Nationwide Health Properties, Inc.,
                MTN, Series B                                               7.60           5/10/2007          1,084
    2,000     Pan Pacific Retail Properties, Inc., Notes                    7.95           4/15/2011          2,285
                                                                                                           --------
                                                                                                              4,296
                                                                                                           --------
              REGIONAL BANKS (0.6%)
    1,000     Bank of Hawaii, Notes                                         6.88           3/01/2009          1,100
    1,000     Imperial Bank, Subordinated Capital Notes                     8.50           4/01/2009          1,167
    1,000     Union Planters Bank, N.A., Subordinated Notes(c)              6.50           3/15/2018          1,052
                                                                                                           --------
                                                                                                              3,319
                                                                                                           --------
              REINSURANCE (0.2%)
    1,000     Montpelier Re Holdings Ltd., Senior Notes                     6.13           8/15/2013          1,002
                                                                                                           --------
              THRIFTS & MORTGAGE FINANCE (0.2%)
    1,000     Independence Community Bank Corp., Notes(m)                   3.50           6/20/2013            952
                                                                                                           --------
              Total corporate obligations (cost: $62,036)                                                    63,300
                                                                                                           --------
              EURODOLLAR AND YANKEE OBLIGATIONS (1.2%)

              AEROSPACE & DEFENSE (0.2%)
    1,000     Bombardier, Inc., Notes (Canada)(a)                           6.75           5/01/2012            949
                                                                                                           --------
              DIVERSIFIED BANKS (0.4%)
    1,000     Bayerische Landesbank, MTN (Germany)                          2.60          10/16/2006            988
    1,000     Nordea Bank AB, Subordinated Notes (Sweden)(a)                5.25          11/30/2012            993
                                                                                                           --------
                                                                                                              1,981
                                                                                                           --------
              DIVERSIFIED METALS & MINING (0.4%)
    2,000     Brascan Corp., Notes (Canada)                                 8.13          12/15/2008          2,257
                                                                                                           --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    1,000     Deutsche Telekom International Finance B.V.,
                Notes (Germany)                                             8.25           6/15/2005          1,059
                                                                                                           --------
              Total eurodollar and yankee obligations
                (cost: $5,915)                                                                                6,246
                                                                                                           --------

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                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (5.1%)

              AIRLINES (0.5%)
  $   724     America West Airlines, Inc., Pass-Through
                Certificates, Series 1996-1, Class A, EETC                  6.85%          7/02/2009       $    731
      878     American Airlines, Pass-Through Certificates,
                Series 2002-1, Class G, EETC (INS)                          1.73(d)        9/23/2007            880
      866     Northwest Airlines Corp., Pass-Through
                Certificates, Series 1999-2A, EETC(h)                       7.58           3/01/2019            875
                                                                                                           --------
                                                                                                              2,486
                                                                                                           --------
              ASSET-BACKED FINANCING (4.6%)
    1,000     AESOP Funding II, LLC, Series 2004-2A,
                Class A1(a)                                                 2.76           4/20/2008            983
    2,000     Bank One Issuance Trust, Notes,
                Series 2003-A2, Class A2                                    1.15(d)       10/15/2008          2,003
    1,000     Capital One Multi-Asset Execution Trust,
                Notes, Series 2003-C2, Class C2                             4.32           4/15/2009          1,015
    1,000     Chase Credit Card Master Trust,
                Series 2001-3, Class C                                      1.95(d)        9/15/2006          1,001
    2,000     Citibank Credit Card Issuance Trust,
                Series 2001-A8, Class A8                                    4.10          12/07/2006          2,026
    4,000     Consumers Funding, LLC,
                Series 2001-1, Class A5                                     5.43           4/20/2015          4,123
    1,000     DaimlerChrysler Auto Trust,
                Series 2003-A, Class A3                                     2.12          11/08/2006          1,000
    1,000     Detroit Edison Securitization Funding,
                LLC, Series 2001-1, Class A5                                6.42           3/01/2015          1,090
    1,000     Ford Credit Auto Owner Trust,
                Series 2004-A, Class A2(l)                                  2.13          10/15/2006            999
    1,000     Honda Auto Receivables Owner Trust,
                Series 2003-3, Class A3                                     2.14           4/23/2007            997
    2,010     MBNA Credit Card Master Note Trust,
                Series 2002-A6, Class A6                                    3.90          11/15/2007          2,047
    2,000     Nissan Auto Receivables Owner Trust,
                Series 2004-A, Class A2                                     1.40           7/17/2006          1,993
      925     Oncor Electric Delivery Transition Bond Co.,
                Bonds, Series 2003-1 Class A1                               2.26           2/15/2009            923
    1,922     Toyota Auto Receivables Owner Trust,
                Series 2003-B, Class A2                                     1.43           2/15/2006          1,922

28

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                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
  $ 2,000     Whole Auto Loan Trust, Series 2003-1, Class A3B(a)            1.99%          5/15/2007       $  1,990
                                                                                                           --------
                                                                                                             24,112
                                                                                                           --------
              Total asset-backed securities (cost: $26,284)                                                  26,598
                                                                                                           --------

              COMMERCIAL MORTGAGE SECURITIES (0.7%)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
    1,000     Credit Suisse First Boston Mortgage
                Securities Corp., Series 1998-C1, Class D                   7.17           5/17/2040          1,082
      605     LB Commercial Conduit Mortgage Trust,
                Series 1995-C2, Class C                                     7.76           9/25/2025            622
    1,250     Merrill Lynch Mortgage Investors, Inc.,
                Mortgage Pass-Through Certificates,
                Series 1998-C1, Class A2                                    6.48          11/15/2026          1,328
                                                                                                           --------
                                                                                                              3,032
                                                                                                           --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITY (0.1%)(g)
   10,000     Greenwich Capital Commercial Funding Corp.,
                Series 2002-C1, Class XP
                (acquired 8/13/2003; cost $1,026)(a,b)                      2.29           1/11/2035            897
                                                                                                           --------
              Total commercial mortgage securities (cost: $3,977)                                             3,929
                                                                                                           --------

              U.S. GOVERNMENT AGENCY ISSUES (8.2%)(k)

              DEBENTURES (1.7%)
              Fannie Mae,(+)
    2,000       CPI Floating Rate Note                                      2.83(d)        2/17/2009          1,985
    2,000       Subordinate Note                                            5.25           8/01/2012          1,987
    5,000       Benchmark Note                                              5.38          11/15/2011          5,152
                                                                                                           --------
                                                                                                              9,124
                                                                                                           --------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.4%)
    2,165     Freddie Mac, Pool C79394(+)                                   5.50           4/01/2033          2,151
              Government National Mortgage Assn. I,
    3,707       Pool 603868                                                 5.50           1/15/2033          3,692
      453       Pool 587184                                                 7.00           4/15/2032            479
              Government National Mortgage Assn. II,
    1,169       Pool 781494                                                 6.50           8/20/2031          1,214
                                                                                                           --------
                                                                                                              7,536
                                                                                                           --------

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                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              COLLATERALIZED MORTGAGE OBLIGATIONS (4.8%)
              Fannie Mae,(+)
  $ 1,000       Series 2001-25D                                             6.00%          2/25/2014       $  1,039
    2,000       Series 1999-25 VB                                           6.00           4/25/2016          2,071
    2,000       Series 2001-20 VB                                           6.00           9/25/2017          2,082
    2,000       Series 2001-29 VB                                           6.50           8/25/2016          2,086
              Freddie Mac,(+)
    2,563       Series 2435 VG                                              6.00           2/15/2013          2,657
    4,000       Series 2389 VH                                              6.00          12/01/2031          4,145
      180       Series 2412 VA                                              6.50          11/15/2012            181
      417       Series 2413 VA                                              6.50          11/15/2012            417
    4,000       Series 2427 VL                                              6.50          11/15/2017          4,207
    2,000       Series 2445 VD                                              6.50           4/15/2018          2,104
              Government National Mortgage Assn. I,
    1,000       Series 1999-14 VD                                           6.00           3/20/2014          1,028
      711       Series 1999-11 VC                                           6.50           5/20/2014            718
    2,000       Series 2001-49 VB                                           7.00          11/16/2016          2,110
                                                                                                           --------
                                                                                                             24,845
                                                                                                           --------
              OTHER U.S. GOVERNMENT AGENCIES (0.3%)
    1,810     Rowan Companies, Inc., Guaranteed Bond, Title XI              2.80          10/20/2013          1,681
                                                                                                           --------
              Total U.S. government agency issues (cost: $42,034)                                            43,186
                                                                                                           --------

              U.S. TREASURY SECURITIES (4.5%)

              INFLATION-INDEXED NOTE (1.2%)(f)
    5,383     3.50%, 1/15/2011(h)                                                                             6,011
                                                                                                           --------
              NOTES (3.3%)
   13,000     4.00%, 2/15/2014(h)                                                                            12,362
    5,000     4.75%, 5/15/2014                                                                                5,039
                                                                                                           --------
                                                                                                             17,401
                                                                                                           --------
              Total U.S. Treasury securities (cost: $23,353)                                                 23,412
                                                                                                           --------

              MUNICIPAL BONDS (0.8%)

              COMMUNITY SERVICE (0.2%)
    1,000     Jicarilla Apache Nation, NM, RB                               2.95          12/01/2006            992
                                                                                                           --------

30

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                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              ELECTRIC UTILITIES (0.2%)
  $ 1,000     Ohio Edison Co., Water Development Auth.
                PCRB, Series 1999A(c)                                       2.25%          6/01/2033       $    983
                                                                                                           --------
              ENVIRONMENTAL SERVICES (0.2%)
    1,000     California State Financing Auth. PCRB,
                (Republic Services, Inc.)(c)                                2.00          12/01/2033            999
                                                                                                           --------
              SPECIAL ASSESSMENT/TAX/FEE (0.2%)
    1,000     Short Pump Town Center Community
                Development Auth., VA, RB(a)                                4.85           2/01/2006            993
                                                                                                           --------
              Total municipal bonds (cost: $4,001)                                                            3,967
                                                                                                           --------
              Total bonds (cost: $167,600)                                                                  170,638
                                                                                                           --------

   NUMBER
OF SHARES
---------
              MONEY MARKET INSTRUMENTS (6.9%)

              MONEY MARKET FUNDS (2.3%)
              -------------------------
2,648,566     AIM Short-Term Investment Co. Liquid
                Assets Portfolio(i,j)                                       1.01                   -          2,648
6,012,847     Merrill Lynch Premier
                Institutional Fund(i,j)                                     0.99                   -          6,013
3,437,576     SSgA Prime Money Market Fund(j)                               0.91                   -          3,438
                                                                                                           --------
                                                                                                             12,099
                                                                                                           --------

PRINCIPAL
   AMOUNT
    (000)
---------
              VARIABLE-RATE DEMAND NOTES (1.7%)(e)
              ------------------------------------
              ELECTRIC UTILITIES (0.4%)
  $ 2,000     Sempra Energy ESOP, Series 1999
                (NBGA - Sempra Energy)(a)                                   1.50          11/01/2014          2,000
                                                                                                           --------
              HEALTH CARE FACILITIES (0.6%)
    3,215     Vista Funding Corp., Series 2000A
                (LOC - Sky Bank)                                            2.10           6/01/2025          3,215
                                                                                                           --------

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                   (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
  $ 1,925     145 Associates Ltd.,
                Series 2000 (LOC - Sky Bank)                                2.10%         10/01/2020       $  1,925
    2,000     CAH Holdings, Inc.
                (LOC - First Commercial Bank)                               1.31           8/01/2028          2,000
                                                                                                           --------
                                                                                                              3,925
                                                                                                           --------
                                                                                                              9,140
                                                                                                           --------

              REPURCHASE AGREEMENTS (2.9%)
              ----------------------------
    5,000     Banc One Capital Markets, Inc., 1.02%,
                acquired on 5/28/2004 and due 6/01/2004 at $5,000
                (collateralized by $4,395 of Federal Farm Credit
                Bank Bonds(k,+), 2.00% - 7.15%, due 9/26/2005 - 3/08/2007;
                and by $755 of Freddie Mac Gold Pool Notes(k,+), 6.00%,
                due 12/01/2033; combined market value $5,104)(i,n)                                            5,000
    5,000     Bear Stearns & Co., Inc., 1.00%, acquired on 5/28/2004
                and due 6/01/2004 at $5,000 (collateralized by $6,000
                of Freddie Mac Notes(k,+), 4.75%, due 10/11/2012;
                market value $5,842)(i,n)                                                                     5,000
    5,000     CS First Boston LLC, 1.03%, acquired on 5/28/2004
                and due 6/01/2004 at $5,000 (collateralized by $5,060
                of U.S. Treasury Notes, 3.875%, due 5/15/2009;
                market value $5,102)(i,n)                                                                     5,000
                                                                                                           --------
                                                                                                             15,000
                                                                                                           --------
              Total money market instruments (cost: $36,239)                                                 36,239
                                                                                                           --------

              TOTAL INVESTMENTS (COST: $513,840)                                                           $544,616
                                                                                                           ========

32

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USAA BALANCED STRATEGY FUND
MAY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 2.0% of net assets as of May 31, 2004.

         SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CPI       Consumer Price Index

         EETC      Enhanced Equipment Trust Certificate

         ESOP      Employee Stock Ownership Plan

         MTN       Medium-Term Note

         PCRB      Pollution Control Revenue Bond

         RB        Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.

         (INS) Scheduled principal and interest payments are insured by MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

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           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Illiquid security valued using methods determined by a pricing service, under valuation procedures approved by the Board of Trustees, and deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The market value of this security at May 31, 2004, was $897,000, which represented 0.2% of the Fund's net assets.

         (c) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

         (d) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at May 31, 2004.

         (e) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

              securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (g) Interest-only commercial mortgage-backed security (CMBS IO) - represents the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (h) The security or a portion thereof was out on loan as of May 31, 2004.

         (i) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (j) Rate represents the money market fund annualized seven-day yield at May 31, 2004.

         (k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

         (l) Security was fair valued at May 31, 2004, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (m) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (n) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

           *  Non-income-producing security for the year ended May 31, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

ASSETS

   Investments in securities, at market value (including securities
     on loan of $22,943) (identified cost of $513,840)                  $544,616
   Cash                                                                      540
   Receivables:
      Capital shares sold                                                    312
      Dividends and interest                                               2,024
      Securities sold                                                      2,587
      Other                                                                   10
      USAA Investment Management Company                                     665
                                                                        --------
         Total assets                                                    550,754
                                                                        --------
LIABILITIES

   Payables:
      Upon return of securities loaned                                    23,662
      Securities purchased                                                 3,495
      Capital shares redeemed                                                242
   Accrued management fees                                                   327
   Accrued transfer agent's fees                                               6
   Other accrued expenses and payables                                        71
                                                                        --------
         Total liabilities                                                27,803
                                                                        --------
            Net assets applicable to capital shares outstanding         $522,951
                                                                        ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                      $495,349
   Accumulated undistributed net investment income                         1,162
   Accumulated net realized loss on investments                           (4,336)
   Net unrealized appreciation of investments                             30,776
                                                                        --------
            Net assets applicable to capital shares outstanding         $522,951
                                                                        ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                        35,581
                                                                        ========
   Net asset value, redemption price, and offering price per share      $  14.70
                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA BALANCED STRATEGY FUND
YEAR ENDED MAY 31, 2004

INVESTMENT INCOME

   Dividends                                                             $ 3,449
   Interest                                                                6,882
   Securities lending                                                         25
                                                                         -------
      Total income                                                        10,356
                                                                         -------
EXPENSES

   Management fees                                                         3,342
   Administrative and servicing fees                                         659
   Transfer agent's fees                                                   1,345
   Custody and accounting fees                                               182
   Postage                                                                   152
   Shareholder reporting fees                                                 48
   Trustees' fees                                                              6
   Registration fees                                                          73
   Professional fees                                                          31
   Other                                                                      13
                                                                         -------
      Total expenses                                                       5,851
   Expenses reimbursed                                                    (1,461)
   Expenses paid indirectly                                                  (88)
                                                                         -------
      Net expenses                                                         4,302
                                                                         -------
NET INVESTMENT INCOME                                                      6,054
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on investments                                       24,841
   Change in net unrealized appreciation/depreciation                     14,033
                                                                         -------
      Net realized and unrealized gain                                    38,874
                                                                         -------
   Increase in net assets resulting from operations                      $44,928
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA BALANCED STRATEGY FUND
YEARS ENDED MAY 31,

                                                               2004          2003
                                                           ----------------------
FROM OPERATIONS

   Net investment income                                   $  6,054      $  6,725
   Net realized gain (loss) on investments                   24,841       (27,490)
   Change in net unrealized appreciation/depreciation
      of investments                                         14,033        13,186
                                                           ----------------------
      Increase (decrease) in net assets resulting
         from operations                                     44,928        (7,579)
                                                           ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                     (6,463)       (7,028)
   Net realized gains                                             -        (3,389)
                                                           ----------------------
      Distributions to shareholders                          (6,463)      (10,417)
                                                           ----------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                188,486        96,568
   Shares issued for dividends reinvested                     6,381        10,283
   Cost of shares redeemed                                  (61,223)      (65,576)
                                                           ----------------------
      Increase in net assets from capital
         share transactions                                 133,644        41,275
                                                           ----------------------
   Net increase in net assets                               172,109        23,279

NET ASSETS

      Beginning of period                                   350,842       327,563
                                                           ----------------------
      End of period                                        $522,951      $350,842
                                                           ======================
   Accumulated undistributed net investment income:
      End of period                                        $  1,162      $  1,253
                                                           ======================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                               13,103         7,605
   Shares issued for dividends reinvested                       452           813
   Shares redeemed                                           (4,262)       (5,197)
                                                           ----------------------
      Increase in shares outstanding                          9,293         3,221
                                                           ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA BALANCED STRATEGY FUND
MAY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Balanced Strategy Fund (the
         Fund). The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or the official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                    close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 4. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                    quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                 Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                 the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of May 31, 2004.

              G. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $88,000.

              H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                 these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

              I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

         and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended May 31, 2004, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under either of these agreements during the year ended May 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book- and tax-basis accounting for security paydown losses resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $318,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2004, and 2003, was as follows:

                                                     2004                2003
                                                  ------------------------------

         Ordinary income*                         $6,463,000         $10,417,000


         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         For the fiscal year ended May 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

         distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $3,458,000. The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2004, which will be reported in conjunction with the 2004 Form 1099-DIV.

         As of May 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                               $ 1,162,000
         Accumulated capital and other losses                        (4,191,000)
         Unrealized appreciation                                      30,631,000

         The difference between book-basis and tax-basis appreciation of investments is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2004, the Fund utilized capital loss carryovers of $24,208,000 to offset capital gains. At May 31, 2004, the Fund had capital loss carryovers of $4,191,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2004, were $369,129,000 and $229,822,000, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

         The cost of securities at May 31, 2004, for federal income tax purposes, was $513,985,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2004, for federal income tax purposes, were $37,652,000 and $7,021,000, respectively, resulting in net unrealized appreciation of $30,631,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2004, the Fund loaned securities having a fair market value of approximately $22,943,000 and received cash collateral of $23,662,000 for the loans. Of this amount, $23,661,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies, directly manages a portion of the Fund's portfolio, and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                 depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:


OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.


                 For the year ended May 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $3,342,000,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

                 which included a performance adjustment of $49,000 that increased the base management fee of 0.75% by 0.01%.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $659,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This arrangement may be modified or terminated at any time. For the year ended May 31, 2004, the Fund incurred reimbursable expenses of $1,461,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,345,000.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended May 31, 2004, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                          NET REALIZED
                                                              COST TO         GAIN
       SELLER                        PURCHASER               PURCHASER      TO SELLER
--------------------------------------------------------------------------------------
USAA Life Income Fund       USAA Balanced Strategy Fund       $501,000       $1,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2004

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED MAY 31,
                                    ----------------------------------------------------------------------------
                                      2004             2003             2002             2001             2000
                                    ----------------------------------------------------------------------------
Net asset value at beginning
  of period                         $  13.35         $  14.20         $  15.25         $  15.26         $  14.02
                                    ----------------------------------------------------------------------------
Income (loss) from investment
  operations:
   Net investment income                 .20              .28              .35(a,c)         .33              .27
   Net realized and unrealized
     gain (loss)                        1.37             (.70)            (.40)(a,c)        .77             1.22
                                    ----------------------------------------------------------------------------
Total from investment operations        1.57             (.42)            (.05)(a,c)       1.10             1.49
                                    ----------------------------------------------------------------------------
Less distributions:
   From net investment income           (.22)            (.29)            (.34)            (.32)            (.25)
   From realized capital gains             -             (.14)            (.66)            (.79)               -
                                    ----------------------------------------------------------------------------
Total distributions                     (.22)            (.43)           (1.00)           (1.11)            (.25)
                                    ----------------------------------------------------------------------------
Net asset value at end of period    $  14.70         $  13.35         $  14.20         $  15.25         $  15.26
                                    ============================================================================
Total return (%)*                      11.82            (2.71)            (.06)            7.37            10.65
Net assets at end of period (000)   $522,951         $350,842         $327,563         $184,977         $148,153
Ratio of expenses to average
  net assets (%)**                      1.00(b,d)        1.00(b,d)        1.02(b,d)        1.23(b,d)        1.25(b)
Ratio of expenses to average
  net assets, excluding
  reimbursements (%)**                  1.33(d)          1.47(d)          1.35(d)           N/A             1.26
Ratio of net investment income
  to average net assets (%)**           1.38             2.19             2.41(c)          2.30             1.92

Portfolio turnover (%)                 55.26           113.80            42.34            80.60            87.11

  *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 **  For the year ended May 31, 2004, average net assets were $439,618,000.
(a)  Calculated using average shares.
(b)  Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.00% of the
     Fund's average annual net assets. Prior to this date, the voluntary expense ratio  limit  was 1.25% of the
     Fund's average annual net assets.
(c)  In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no effect on these amounts.
(d)  Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                        (.02%)           (.01%)             -               -               N/A

52

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

           The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

           Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of May 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

           If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

           * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

           ROBERT G. DAVIS (2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

           CHRISTOPHER W. CLAUS (2,4)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN (3,4,5,6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D. (3,4,5,6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR (3,4,5,6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           LAURA T. STARKS, PH.D. (3,4,5,6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER (2,3,4,5,6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2) MEMBER OF EXECUTIVE COMMITTEE

           (3) MEMBER OF AUDIT COMMITTEE

           (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO
           (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

58

 N O T E S
==========----------------------------------------------------------------------

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

                                                                              59

 N O T E S
==========----------------------------------------------------------------------

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

60

 N O T E S
==========----------------------------------------------------------------------

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

             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

26889-0704                                   (C)2004, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 9 funds. The aggregate fees accrued or paid by the Registrant to its independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal years ended May 31, 2003 and 2004 were $140,400 and $154,195, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of its internal controls for fiscal years ending May 31, 2003 and May 31, 2004 were $15,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:


                 Review of         Analysis                       Review of
                 Federal, State    of Passive                     US/UK Tax
                 and City Income   Foreign     Quarterly          Treaty and
                 and tax returns   Investment  Diversification    issues related
                 and excise tax    Company     Review under       to grantor
                 calculations      Status      Subchapter M       trust               TOTAL
---------------------------------------------------------------------------------------------
FYE 5/31/2003        $38,395           -0-          -0-                -0-           $38,395
FYE 5/31/2004        $39,700         $4,583       $5,400             $1,547          $51,230
---------------------------------------------------------------------------------------------
TOTAL                $78,095         $4,583       $5,400             $1,547          $89,625
---------------------------------------------------------------------------------------------

All tax services were preapproved by the Audit Committee of the Registrant.

(d) ALL OTHER FEES. The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company (dba USAA Shareholder Account Services) (SAS) paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for the fiscal year ended May 31, 2003. The services are detailed in the table below:


--------------------------------------------------------------------------------
                   DESCRIPTION OF OTHER SERVICES - 5/31/2003
--------------------------------------------------------------------------------
DESCRIPTION OF SERVICE              AMOUNT PAID                PARTY PAYING
--------------------------------------------------------------------------------
Review of Corporate                  $ 7,960                      IMCO
Governance Procedures

Review of Anti-Money                 $ 2,500                      IMCO
Laundering Procedures

As of Review                         $ 4,000                      SAS

Reporting and Oversight Review       $ 6,576                      IMCO
--------------------------------------------------------------------------------
TOTAL                                $21,036
--------------------------------------------------------------------------------

These services provided in the fiscal year ending May 31, 2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) directly related to fund operations will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending May 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, SAS, for the fiscal years ending May 31, 2003 and May 31, 2004 were $114,431 and $88,730, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 22, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 26, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 26, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.